Restricted Cash	12 Months Ended
Dec. 31, 2024
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 7 — RESTRICTED CASH

As of December 31, 2023 and 2024, the Company pledged its fixed deposits of $2,931,357 and $2,192,015 for banking facilities secured from Nanyang Commercial Bank, Limited and DBS Bank (Hong Kong) Limited. Other than the letter of guarantee of $384,615 (2023: $461,538) for operation, none of the banking facilities were utilized as of December 31, 2023 and 2024.

Restricted cash are summarized as follows:

	As of December 31,
	2023	2024
Restricted cash with maturity of less than three months when acquired at end of year	$2,212,529	$2,192,015
Restricted cash with maturity of three months or more when acquired at end of year	718,828	—
Total	$2,931,357	$2,192,015